SHARE-BASED COMPENSATION - Stock option activity (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Outstanding as of beginning (in shares)	4,202,087	3,576,403	1,982,561
Granted (in shares)	1,275,000	1,015,000	1,698,667
Exercised (in shares)	(346,869)	(347,316)	(31,500)
Forfeited or expired (in shares)		(42,000)	(73,325)
Outstanding as of ending (in shares)	5,130,218	4,202,087	3,576,403	1,982,561
Vested and Expected to Vest Options as of December 31 (in shares)	3,796,134
Exercisable Options as of December 31 (in shares)	1,627,701
Weighted Average Exercise Price
Outstanding as of beginning (in $/share)	$ 6.0304	$ 3.0508	$ 0.4626
Granted (in $/share)	49.442	14.45	6
Exercised (in $/share)	7.9775	1.007	0.1191
Forfeited or expired		6	2.6508
Outstanding as of ending (in $/share)	16.6162	6.0304	3.0508	$ 0.4626
Vested and Expected to Vest Options as of December 31 (in $/share)	5.1769
Exercisable Options as of December 31 (in $/share)	9.5205
Weighted Average Grant Date Fair Value
Outstanding as of beginning (in $/share)	3.1048	2.2782	2.2571
Granted (in $/share)	19.6808	5.8298	2.1191
Exercised (in $/share)	3.1139	2.5695	2.472
Forfeited or expired (in $/share)		2.0797	2.1867
Outstanding as of ending (in $/share)	7.1954	$ 3.1048	$ 2.2782	$ 2.2571
Vested and Expected to Vest Options as of December 31 (in $/share)	3.3057
Exercisable Options as of December 31 (in $/share)	$ 4.144
Weighted Average Remaining Term (Years)
Outstanding (in years)	7 years 2 months 1 day	8 years 2 months 12 days	8 years 5 months 4 days	8 years 9 months 25 days
Vested and Expected to Vest Options as of December 31 (in years)	6 years 5 months 15 days
Exercisable Options as of December 31 (in years)	7 years 5 months 26 days
Aggregate Intrinsic Value
Outstanding	$ 273,358	$ 31,109	$ 10,473	$ 4,480
Vested and Expected to Vest Options as of December 31, 2023	16,497
Exercisable Options as of December 31	$ 6,251